EQUITY - Schedule of Share Prices for Fair Value (Details) - Cash-Settled Share-Based Payment Arrangement	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Deferred Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Price on Date of Remeasurement in Canadian Dollars Per Share	$ 52.62		$ 50.02
Share Price on Date of Remeasurement in US Dollars per Share		$ 41.27		$ 38.53
Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Price on Date of Remeasurement in Canadian Dollars Per Share	$ 52.62		$ 50.02
Share Price on Date of Remeasurement in US Dollars per Share		$ 46.52		$ 43.88